Corporate information (Details) kr / shares in Units, shares in Thousands, € in Millions					1 Months Ended		12 Months Ended
	Jan. 01, 2029	Jan. 01, 2021	Feb. 09, 2017 USD ($)	Feb. 01, 2017 subsidiary	Sep. 30, 2017 EUR (€)	Sep. 30, 2017 USD ($)	Dec. 31, 2020 DKK (kr) subsidiary kr / shares shares	Dec. 31, 2020 USD ($) shares	Dec. 07, 2019 USD ($)	Dec. 06, 2019 USD ($)	Dec. 05, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Nov. 22, 2017 DKK (kr) director	Nov. 22, 2017 USD ($) director	Aug. 02, 2017 USD ($)	Dec. 31, 2014 USD ($) shares
Corporate information
Consideration transferred														kr 336,000	$ 54,000
Number of independent directors														1	1
Board members														1	1
Conversion ratio (per share) | $									10	14	1	2	2			10	1
Par value | kr / shares							kr 0.01
Shareholder distribution					€ 917.7	$ 1,100,000,000
Share annulment (as percent of outstanding)					80.00%	80.00%
Shares issued (in shares) | shares																	11,200
ADSs outstanding (in shares) | shares							1,650	1,650
Outstanding ordinary shares if ADSs were converted (in shares) | shares							23,160	23,160
License agreement | Minimum
Corporate information
Period to resolve remaining elements							2 years
License agreement | Maximum
Corporate information
Period to resolve remaining elements							3 years
Biogen Inc.
Corporate information
Number of subsidiaries | subsidiary				2
Board members														1	1
Revenue | $			$ 1,250,000,000
Foundation
Corporate information
Board members														3	3
Initial capitalization														kr 5,000,000	$ 805,000
Funding commitment							kr 100,000	$ 17,000
Danish
Corporate information
Number of subsidiaries | subsidiary							2
Forecast | License agreement | Minimum
Corporate information
Contingent royalty receivable		10.00%
Forecast | License agreement | Maximum
Corporate information
Contingent royalty receivable	20.00%